Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 Segment Customer	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Number of operating segments reported | Segment	3
Description of factors used to identify entity's reportable segments	When determining Ericsson’s operating segments, consideration has been given to the financial reporting reviewed by the Chief Operating Decision Maker (CODM). Markets and what type of customers the products and services aim to attract have been considered, as well as the distribution channels they are sold through. Commonality regarding technology, research and development has also been taken into account. To best reflect the business focus, three operating segments are presented:
Number of largest customers	10
Bottom of range [Member]
Disclosure of operating segments [line items]
Number of customer base	500
10 largest customers [member]
Disclosure of operating segments [line items]
Percentage of contribution to net sales	44.00%	43.00%	50.00%
Largest customer [member]
Disclosure of operating segments [line items]
Percentage of contribution to net sales	13.00%	8.00%	14.00%
Second largest customers [member]
Disclosure of operating segments [line items]
Percentage of contribution to net sales	8.00%	7.00%	10.00%
Networks [member] | IPR licensing revenues [member]
Disclosure of operating segments [line items]
Percentage of revenue	82.00%	82.00%	82.00%
Cloud Software and Services [Member] | IPR licensing revenues [member]
Disclosure of operating segments [line items]
Percentage of revenue	18.00%	18.00%	18.00%